Share-based compensation (Restricted stock units and restricted stocks activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted average grant date fair value ($)
Share based compensation expense	$ 95,176	$ 107,719	$ 102,843
Time Based Restricted Stock Units And Restricted Stock
Number
Number at beginning of period (in shares)	3,376,087
Granted (in shares)	960,381
Vested (in shares)	(1,955,812)
Forfeited (in shares)	(75,454)
Number at end of period (in shares)	2,305,202	3,376,087
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 46.85
Granted (in USD per share)	51.44
Vested (in USD per share)	46.73
Forfeited (in USD per share)	51.48
Number at end of period (in USD per share)	$ 48.72	$ 46.85
Peformance Based Restricted Stock Units And Restricted Stock
Number
Number at beginning of period (in shares)	6,122,249
Granted (in shares)	1,205,937
Vested (in shares)	(4,693,902)
Forfeited (in shares)	(140,977)
Number at end of period (in shares)	2,493,307	6,122,249
Weighted average grant date fair value ($)
Number at beginning of period (in USD per share)	$ 47.12
Granted (in USD per share)	51.50
Vested (in USD per share)	46.48
Forfeited (in USD per share)	51.58
Number at end of period (in USD per share)	$ 50.18	$ 47.12
Restricted Stock | NV Equity Plan
Number
Granted (in shares)	1,922,128
Weighted average grant date fair value ($)
Restricted stocks issued (in shares)	1,474,697
Shares withheld to pay taxes (in shares)	447,431
Shares withheld to pay taxes, treated as granted (in shares)	189,741
Share based compensation expense	$ 9,800
Restricted Stock Units | NV Equity Plan
Number
Vested (in shares)	(3,508,469)
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	189,741
Ordinary shares issued to the holders of these restricted stock units with the remainder being withheld and applied to pay the taxes involved (in shares)	2,062,143
Lapsed Restrictions On Restricted Stock | NV Equity Plan
Weighted average grant date fair value ($)
Shares withheld to pay taxes, treated as granted (in shares)	2,120,185
Restricted stock issued (in shares)	2,951,504